LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 21,565	¥ 16,844
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 55,845	¥ 9,871